UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23309

Destra International & Event-Driven Credit Fund

(Exact name of registrant as specified in charter)

C/O Destra Capital Management LLC

444 West Lake Street, Suite 1700

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Robert A. Watson

C/O Destra Capital Management LLC

444 West Lake Street, Suite 1700

Chicago, IL 60606

(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 843-6161

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

ITEM 1. SCHEDULE OF INVESTMENTS.

Destra International & Event-Driven Credit Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2018 (Unaudited)

Shares or Principal Amount		Value
	Bank Loans – 16.5%
	Canada – 2.6%
249,367	1011778 BC ULC, 4.34% (US LIBOR+225 basis points), 02/17/2024[1]	$248,627
390,000	Bausch Health Cos Inc., 4.98% (US LIBOR+300 basis points), 05/28/2025[1]	389,189
		637,816
	Netherlands – 0.5%
129,500	Stars Group Holdings BV, 4.50% (US LIBOR+350 basis points), 07/29/2025[1]	128,853
	Spain – 2.1%
590,000	Deoleo SA, 4.50% (EURIBOR+350 basis points), 06/12/2021[1]	521,232
	United States – 11.3%
475,000	California Resources Corp., 6.84% (US LIBOR+475 basis points), 12/31/2022[1]	484,649
200,000	CenturyLink, Inc., 4.84% (US LIBOR+275 basis points), 01/31/2025[1]	196,208
475,000	Chesapeake Energy Corp., 8.50% (US LIBOR+750 basis points), 08/23/2021[1]	498,059
300,000	CITGO Petroleum Corp., 4.50% (US LIBOR+350 basis points), 07/29/2021[1]	301,062
159,000	Energizer Holdings, Inc., 4.83% (US LIBOR+225 basis points), 06/21/2025[1]	159,199
500,000	Fieldwood Energy LLC, 9.23% (US LIBOR+725 basis points), 04/11/2023[1]	486,665
246,629	First Data Corp., 4.09% (US LIBOR+200 basis points), 07/10/2022[1]	245,858
225,000	Neiman Marcus Group, Ltd. LLC, 5.26% (US LIBOR+325 basis points), 10/25/2020[1]	199,969
212,000	Vistra Operations Co. LLC, 4.06% (US LIBOR+200 basis points), 12/01/2025[1]	210,925
		2,782,594
	Total Bank Loans (Cost $4,065,052)	4,070,495
	Corporate Bonds – 16.2%
	Brazil – 0.5%
100,000	Brazilian Government International Bond, 8.25%, 01/20/2034	114,425
	Canada – 1.4%
70,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 07/15/2026[2]	70,266
300,000	Enbridge, Inc., 6.00%, 01/15/2077[3]	283,500
		353,766
	France – 0.8%
200,000	Altice France SA, 7.38%, 05/01/2026[2]	196,290
	Marshall Islands – 1.2%
300,000	Borealis Finance LLC, 7.50%, 11/16/2022[2]	299,250
	Netherlands – 1.1%
300,000	Metinvest BV, 7.75%, 04/23/2023[2]	282,165

Destra International & Event-Driven Credit Fund

SCHEDULE OF INVESTMENTS – Continued

As of June 30, 2018 (Unaudited)

Shares or Principal Amount		Value
	Corporate Bonds (Continued)
	United States – 11.2%
200,000	Cequel Communications Holdings I LLC / Cequel Capital Corp., 7.50%, 04/01/2028[2]	203,440
27,000	Citgo Holding, Inc., 10.75%, 02/15/2020[2]	28,856
246,000	CSC Holdings LLC, 10.88%, 10/15/2025[2]	284,204
	EP Energy LLC / Everest Acquisition Finance, Inc.:
137,000	8.000%, 2/15/2025[2]	106,860
120,000	9.375%, 5/1/2024[2]	99,000
	Momentive Performance Materials, Inc.:
235,000	3.880%, 10/24/2021	247,338
475,000	4.690%, 4/24/2022	509,437
300,000	Rio Oil Finance Trust Series, 8.20%, 04/06/2028[2]	304,650
200,000	Sprint Capital Corp., 8.75%, 03/15/2032	214,500
390,000	Sprint Communications, Inc., 9.00%, 11/15/2018[2]	398,288
200,000	Tenet Healthcare Corp., 7.00%, 08/01/2025[2]	199,250
	Wand Merger Corp.:
96,000	8.125%, 7/15/2023[2]	97,680
64,000	9.125%, 7/15/2026[2]	64,800
		2,758,303
	Total Corporate Bonds (Cost $4,041,058)	4,004,199
	International Bonds – 49.0%
	Argentina – 1.3%
200,000	Argentine Republic Government International Bond, 5.00%, 01/15/2027	200,420
150,000	Provincia de Entre Rios Argentina, 8.75%, 02/08/2025	132,000
		332,420
	Brazil – 0.8%
200,000	Banco do Brasil SA, 9.00%, 06/18/2166[3]	192,940
	Cayman Islands – 0.8%
200,000	Cosan Overseas, Ltd., 8.25%, 02/05/2167	200,250
	Colombia – 0.8%
200,000	Colombia Telecomunicaciones SA ESP, 8.50%, 09/30/2066	209,500
	Ecuador – 1.0%
300,000	Ecuador Government International Bond, 7.88%, 01/23/2028	252,435
	Egypt – 0.9%
200,000	Egypt Government International Bond, 4.75%, 04/16/2026	215,115
	France – 3.6%
200,000	Electricite de France SA, 5.38%, 01/29/2167[3]	251,162
200,000	Orange SA, 5.00%, 10/01/2166[3]	253,478
100,000	Orano SA, 4.88%, 09/23/2024	122,908

Destra International & Event-Driven Credit Fund

SCHEDULE OF INVESTMENTS – Continued

As of June 30, 2018 (Unaudited)

Shares or Principal Amount		Value
	International Bonds (Continued)
	France (Continued)
300,000	Societe Generale SA, 6.75%, 04/06/21632 3	275,625
		903,173
	Germany – 1.0%
200,000	Unitymedia GmbH, 3.75%, 01/15/2027	244,558
	Greece – 2.5%
	Hellenic Republic Government Bond:
230,000	4.000%, 1/30/2037	245,910
110,000	3.900%, 1/30/2033	120,177
230,000	4.200%, 1/30/2042	245,956
		612,043
	Ireland – 1.1%
200,000	Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/2024	260,745
	Italy – 2.8%
300,000	Intesa Sanpaolo SpA, 6.25%, 05/16/2166[3]	345,965
300,000	UniCredit SpA, 6.63%, 06/03/2166[3]	348,096
		694,061
	Jersey – 1.0%
200,000	AA Bond Co., Ltd., 5.50%, 07/31/2043	242,295
	Jordan – 0.8%
200,000	Jordan Government International Bond, 5.75%, 01/31/2027	186,258
	Kenya – 0.8%
200,000	Kenya Government International Bond, 7.25%, 02/28/2028	192,534
	Luxembourg – 2.1%
100,000	Amigo Luxembourg SA, 7.63%, 01/15/2024	137,174
200,000	LSF10 Wolverine Investments SCA, 5.00%, 03/15/2024	232,237
100,000	Telecom Italia Finance SA, 7.75%, 01/24/2033	161,045
		530,456
	Macedonia (The Former Yugoslav Republic of) – 1.1%
200,000	Macedonia Government International Bond, 5.63%, 07/26/2023	265,924
	Mexico – 0.9%
200,000	Mexico Government International Bond, 4.00%, 03/15/2115	212,580
	Netherlands – 3.9%
710,000	EA Partners II BV, 6.75%, 06/01/2021	502,538
200,000	IPD 3 BV, 4.50%, 07/15/2022	236,984
200,000	Volkswagen International Finance NV, 3.88%, 06/14/2166[3]	224,107
		963,629
	Nigeria – 2.0%
300,000	Nigeria Government International Bond, 7.88%, 02/16/2032	295,068

Destra International & Event-Driven Credit Fund

SCHEDULE OF INVESTMENTS – Continued

As of June 30, 2018 (Unaudited)

Shares or Principal Amount		Value
	International Bonds (Continued)
	Nigeria (Continued)
200,000	United Bank for Africa PLC, 7.75%, 06/08/2022	195,129
		490,197
	Panama – 0.8%
200,000	Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings, Ltd., 8.38%, 05/10/2020	202,500
	Spain – 3.6%
200,000	Autonomous Community of Catalonia, 4.22%, 04/26/2035	247,943
200,000	Banco Santander SA, 4.75%, 03/19/2166[3]	216,154
200,000	CaixaBank SA, 5.25%, 03/23/2166[3]	214,411
200,000	Tendam Brands SAU, 5.00%, 09/15/2024	220,782
		899,290
	Sri Lanka – 0.7%
200,000	Sri Lanka Government International Bond, 6.20%, 05/11/2027	183,007
	Sweden – 2.7%
300,000	Fastighets AB Balder, 3.00%, 03/07/2078[3]	336,663
100,000	Intrum AB, 3.13%, 07/15/2024	109,766
200,000	Verisure Midholding AB, 5.75%, 12/01/2023	227,256
		673,685
	Tunisia – 0.9%
200,000	Banque Centrale de Tunisie International Bond, 5.63%, 02/17/2024	228,756
	Turkey – 1.4%
200,000	Turkiye Garanti Bankasi AS, 6.13%, 05/24/2027[3]	176,143
200,000	Turkiye Is Bankasi AS, 7.00%, 06/29/2028[3]	171,552
		347,695
	United Kingdom – 8.9%
200,000	Algeco Global Finance Plc, 6.50%, 02/15/2023	238,694
200,000	Barclays PLC, 5.88%, 09/15/2164[3]	251,680
130,000	EI Group PLC, 6.00%, 10/06/2023	186,188
251,247	EnQuest PLC, 7.00%, 04/15/2022[2]	228,321
300,000	HSBC Holdings PLC, 6.50%, 03/23/2163[3]	288,375
200,000	Jerrold Finco PLC, 6.13%, 01/15/2024	266,389
200,000	Liquid Telecommunications Financing Plc, 8.50%, 07/13/2022	199,950
100,000	Miller Homes Group Holdings PLC, 5.50%, 10/15/2024	131,877
230,000	Viridian Group FinanceCo PLC/Viridian Power and Energy, 4.75%, 09/15/2024	280,941
100,000	William Hill PLC, 4.88%, 09/07/2023	136,886
		2,209,301
	Virgin Islands (British) – 0.8%
200,000	Yingde Gases Investment, Ltd., 6.25%, 01/19/2023	189,239

Destra International & Event-Driven Credit Fund

SCHEDULE OF INVESTMENTS – Continued

As of June 30, 2018 (Unaudited)

Shares or Principal Amount		Value
	International Bonds (Continued)
	Total International Bonds (Cost $12,671,711)	12,134,586
	International Equities – 0.8%
	United Kingdom – 0.8%
425,068	EnQuest PLC[4]	198,672
	Total International Equities (Cost $203,253)	198,672
	Preferred Stocks – 0.5%
	Bermuda – 0.5%
4,800	Enstar Group, Ltd., 7.00% (LIBOR 3 Month+402 basis points), 1 3	121,224
	Total Preferred Stocks (Cost $120,000)	121,224
	Private Companies – 1.2%
	United States – 1.2%
271,302	Valencia Bidco LLC, Common Shares, [5]	309,284
	Total Private Companies (Cost $284,867)	309,284
	Short-Term Investments – 24.5%
	United States – 24.5%
6,051,655	BlackRock Liquidity Funds FedFund Portfolio - Institutional Class, 1.80%[6]	6,051,655
	Total Short-Term Investments (Cost $6,051,655)	6,051,655
	Total Investments –108.7% (Cost $27,437,596)	26,890,115
	Liabilities in Excess of Other Assets – (8.7)%	(2,145,745)
	Total Net Assets –100.0%	$24,744,370

1 Floating rate security.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

3 Variable rate security.

4 Non-income producing security.

5 Fair valued under direction of the Board of Trustees.

6 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Destra International & Event-Driven Credit Fund

SUMMARY OF INVESTMENTS

As of June 30, 2018 (Unaudited)

	Value	% of Net Assets
Bank Loans
Software	$245,858	1.0%
Retail	448,595	1.8
Food	521,232	2.1
Oil & Gas	1,770,436	7.2
Electric	210,925	0.9
Pharmaceuticals	389,189	1.6
Telecommunications	196,208	0.8
Electrical Components & Equipment	159,199	0.6
Entertainment	128,853	0.5
Total Bank Loans	4,070,495	16.5
Corporate Bonds
Chemicals	756,775	3.1
Diversified Financial Services	304,650	1.2
Healthcare-Services	199,250	0.8
Insurance	162,480	0.7
Iron/Steel	352,431	1.4
Media	683,934	2.8
Oil & Gas	234,716	0.9
Pipelines	283,500	1.1
Sovereign	114,425	0.5
Telecommunications	612,788	2.5
Transportation	299,250	1.2
Total Corporate Bonds	4,004,199	16.2
International Bonds
Airlines	705,038	2.9
Auto Manufacturers	224,106	0.9
Banks	2,904,825	11.7
Chemicals	189,239	0.8
Commercial Services	706,535	2.9
Diversified Financial Services	745,566	3.0
Electric	655,011	2.6
Entertainment	136,886	0.6
Food	200,250	0.8
Home Builders	131,877	0.5
Media	505,304	2.0
Municipal	379,943	1.5
Oil & Gas	228,321	0.9
Real Estate	336,663	1.4
Retail	406,970	1.6
Sovereign	2,615,385	10.6
Storage/Warehousing	238,695	1.0
Telecommunications	823,972	3.3
Total International Bonds	12,134,586	49.0
International Equities
Oil & Gas	198,672	0.8
Total International Equities	198,672	0.8
Preferred Stocks
Insurance	121,224	0.5
Total Preferred Stocks	121,224	0.5
Private Companies
Chemicals	309,284	1.2
Total Private Companies	309,284	1.2
Short-Term Investments
Money Market Fund	6,051,655	24.5
Total Short-Term Investments	6,051,655	24.5
Total Investments	26,890,115	108.7
Liabilities in Excess of Other Assets	(2,145,745)	(8.7)
Total Net Assets	$24,744,370	100.0%

See accompanying Notes to Schedule of Investments.

At June 30, 2018, the Destra International & Event-Driven Credit Fund had outstanding forward foreign currency exchange contracts as set forth below:

		Contract Amount				Unrealized Appreciation
Settlement Date	Currency	Buy	Sell		Value	(Depreciation)	Counterparty
August 29, 2018	Euro Currency	$6,310,164	EUR	5,380,000	$6,311,846	$(1,682)	Brown Brothers
August 29, 2018	Pound Sterling	$1,992,318	GBP	1,500,000	1,985,363	6,955	Brown Brothers
August 29, 2018	Pound Sterling	$664,068	GBP	500,000	661,788	2,280	Royal Bank of Scotland
						$7,553

Investment Valuation – Destra Capital Advisors LLC (the “Adviser”) determines the values of Destra International & Event-Driven Credit Fund’s (the “Fund”) assets in good faith pursuant to the Fund’s valuation policy and consistently applied valuation process, which was developed by the Board of Trustees’ (the "Board”) audit committee and approved by the Board. Portfolio securities and other assets for which market quotes are readily available are valued at market value. In circumstances where market quotes are not readily available, the Board has adopted methods for determining the fair value of such securities and other assets, and has delegated the responsibility for applying the valuation methods to the Adviser. On a quarterly basis, the Board reviews the valuation determinations made with respect to the Fund’s investments during the preceding quarter and evaluates whether such determinations were made in a manner consistent with the Fund’s valuation process.

Fair Value Measurements – Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•           Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date.

•           Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•           Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following table sets forth information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Bank Loans (1)	$-	$4,070,495	$-	$4,070,495
Corporate Bonds (1)	-	4,004,199	-	4,004,199
International Bonds (1)	-	12,134,586	-	12,134,586
International Equities	198,672	-	-	198,672
Preferred Stock	121,224	-	-	121,224
Private Companies	-	-	309,284	309,284
Short-Term Investments	6,051,655	-	-	6,051,655
Total	$6,371,551	$20,209,280	$309,284	$26,890,115

(1) All sub-categories represent Level 2 evaluation status.

*	For the period ended June 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

Should a transfer between Levels occur, it is the Fund’s Policy to recognize transfers in and out of all Levels at the end of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

					Net change in
	Balance as of			Net realized	unrealized appreciation	Balance as of
Type of Investment	May 9, 2018 (Inception)	Purchase of Investment	Sale of Investment	gain (loss) on investment	on investment	June 30, 2018
Private Company
Common Stock	$-	$284,867	$-		$24,417	$309,284
Total Private Company	$-	$284,867	$-	$-	$24,417	$309,284

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June 30, 2108:

Type of Investment	Fair Value as of June 30, 2018	Valuation Technique	Unobservable Input	Weighted Average	Range	Impact on valuation from an Increase in Input
Private Companies
United States	309,284	Discounted Cash Flow	Unlevered Free Cash Flow	7.0x	6.25x – 7.25x	Increase
Total Private Companies	$309,284

Investments in private companies are generally valued using most recent capitalization technique and market comparable companies techniques. The significant unobservable input used in the most recent capitalization technique is private financing. Two significant unobservable inputs used in the market comparable companies technique are the particular type of market multiple relied upon and a discount rate. Different types of multiples (e.g., forward revenue multiple) are relied upon across the Fund’s portfolio. A significant decrease in one of these multiples in isolation would result in a significantly lower fair value measurement. A significant increase in the discount rate in isolation would result in a significantly lower fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Fund’s preferred and common stock are generally the financial results of privately held entities. If the financial condition of these companies were to deteriorate, or if market comparables were to fall, the value of the preferred stock or common stock in these private companies held by the Fund would be lower.

ITEM 2. CONTROLS AND PROCEDURES.

(a)       The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)       There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Destra International & Event-Driven Credit Fund

By (Signature and Title)	/s/ Robert A. Watson
Robert A. Watson, President
(Principal Executive Officer)

Date	August 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Watson
Robert A. Watson, President
(Principal Executive Officer)

Date	August 27, 2018

By (Signature and Title)	/s/ Derek J. Mullins
Derek J. Mullins, Chief Financial Officer
(Principal Financial Officer)

Date	August 27, 2018